Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Plan Includes Stock Options and Restricted Stock Units

The following is a summary of, the 2004 Plan, and the 2005 Plan, which includes stock options and restricted stock units:

Unit (in Thousands)
Available for grant at January 1, 2011	12,319
Restricted stock units granted	(6,387)
Option and restricted stock units forfeited	574

Available for grant at December 31, 2011	6,506
Restricted stock units granted	(1,461)
Option and restricted stock units forfeited	291

Available for grant at December 31, 2012	5,336
Restricted stock units granted	(1,893)
Option and restricted stock units forfeited	123

Available for grant at December 31, 2013	3,566

Summary of Stock Option Activity

A summary of the stock option activity and related information is as follows:

	Number of Options Shares (in Thousands)	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2013	1,697	1.47
Options forfeited	0	0
Options exercised	(287)	1.47

Outstanding at December 31, 2013	1,410	1.47	2.14

Options vested and expected to vest after December 31, 2013	1,410	1.47	2.14

Options exercisable at December 31, 2013	1,410	1.47	2.14

Summary of Restricted Stock Units and Changes

A summary of the status of restricted stock units and changes during the year ended December 31, 2013 is as follows:

	Number of Non-vested Stock Units (in Thousands)	Weighted Average Grant Date Fair Value (US$)	Weight Average Remaining Recognition Period (Years)
Non-vested at January 1, 2013	7,018	2.68
Restricted stock units granted	1,893	3.13
Restricted stock units vested	(4,867)	2.60
Restricted stock units forfeited	(123)	2.60

Non-vested at December 31, 2013	3,921	2.90	0.43

Stock-based Compensation Expense

The following table shows total stock-based compensation expense included in the Consolidated Statements of Income for the years ended December 31, 2011, 2012 and 2013.

	Year Ended December 31
	2011	2012	2013
	US $	US $	US$
Cost of sales	255	375	308
Research and development	5,049	7,055	6,351
Sales and marketing	2,060	2,494	2,197
General and administrative	1,514	1,878	1,406

	8,878	11,802	10,262